Fair Value Measurements	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
7. FAIR VALUE MEASUREMENTS
ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2—Include observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
Level 3—Unobservable inputs which are supported by little or no market activity.
ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
Assets and Liabilities Measured or Disclosed at Fair Value on a recurring basis
In accordance with ASC 820, the Company measures equity investments with readily determinable fair value, investments accounted for at fair value, available-for-sale
debt investments and derivatives instruments at fair value on a recurring basis. The fair value of time deposits are determined based on the prevailing interest rates in the market. The fair values of the Company’s held-to-maturity
debt investments as disclosed are determined based on the discounted cash flow model using the discount curve of market interest rates. The fair value of the Company’s short-term available-for-sale
debt investments are measured using the income approach, based on quoted market interest rates of a similar instrument and other significant inputs derived from or corroborated by observable market data. The fair values of the Company’s equity investments in the equity securities of publicly listed companies are measured using quoted market prices. The fair value of derivative instruments of interest rate swaps are based on broker quotes. The fair value of financial liability is based on quoted market price of a similar asset to the underlying assets. Investments accounted for at fair value are equity investments in unlisted companies held by consolidated investment companies, these investments and long-term available-for-sale
debt investments do not have readily determinable market value, which were categorized as Level 3 in the fair value hierarchy. The Company uses a combination of valuation methodologies, including market and income approaches based on the Company’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing, future cash flow forecasts, liquidity factors and multiples of a selection of comparable companies.
The fair value of the Company’s notes payable are extracted directly from their quoted market prices. The fair value of the convertible senior notes are based on broker quotes. The Company carries the convertible senior notes at face value less unamortized debt discount and issuance costs on the condensed
consolidated balance sheets, and presents the fair value for disclosure purposes only. For further information on the convertible senior notes see Note 1
2
.

		Fair value measurement or disclosure at December 31, 2019 using
	Total fair value at December 31, 2019	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
		(In millions)
Fair value disclosure
Cash equivalents
Time deposits	10,848		10,848
Money market fund	1,719	1,719
Short-term investments
Held-to-maturity debt investments	107,654		107,654
Long-term investments:
Held-to-maturity debt investment	491		491
Long-term notes payable	45,282		45,282
Convertible senior notes	14,142		14,142
Fair value measurements on a recurring basis
Short-term investments
Available-for-sale debt investments	5,637		5,637
Long-term investments
Equity investments at fair value with readily determinable fair value	11,334	11,334
Investments accounted for at fair value	1,819			1,819
Available-for-sale debt investments	3,970			3,970
Other non-current assets
Derivative instruments	24		24

Total assets measured at fair value	22,784	11,334	5,661	5,789

Accounts payable and accrued liabilities
Derivative instruments	125			125
Amounts due to related parties, current
Financial liability	401		401

Total liabilities measured at fair value	526	—	401	125

Assets and liabilities measured at fair value on a recurring basis or disclosed at fair value are summarized below:

			Fair value measurement or disclosure at June 30, 2020 using
	Total fair value at June 30, 2020		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	USD	RMB	RMB	RMB
	(In millions)
	(unaudited)
Fair value disclosure
Cash equivalents
Time deposits	5,465	774		5,465
Money market funds	1,062	150	1,062
Short-term investments
Held-to-maturity debt investments	126,071	17,844		126,071
Long-term investments
Held-to-maturity debt investments	513	73		513
Long-term notes payable	49,241	6,970		49,241
Convertible senior notes	14,243	2,016		14,243
Fair value measurement on a recurring basis
Short-term investments
Available-for-sale debt investments	7,152	1,012		7,152
Long-term investments:
Equity investments at fair value with readily determinable fair value	12,469	1,765	12,469
Investment accounted for at fair value	1,831	259			1,831
Available-for-sale debt investments	3,601	510			3,601

Total assets measured at fair value	25,053	3,546	12,469	7,152	5,432

Amounts due to related parties, current
Financial liability	344	49		344
Other non-current liabilities
Derivative instruments	85	12		85

Total liabilities measured at fair value	429	61		429

Reconciliations of assets categorized within Level 3 under the fair value hierarchy are as follow:
Investment accounted for at fair value:

Amounts
RMB
(In millions)
(unaudited)
Balance at December 31, 2019	1,819
Additions	129
Disposals	(14)
Net unrealized fair value decrease recognized in earning	(110)
Foreign currency translation adjustments	7

Balance at June 30, 2020	1,831

Balance at June 30, 2020, in US$	259

Available-for-sale
debt investments:

Amounts
RMB
(In millions)
(unaudited)
Balance at December 31, 2019	3,970
Additions	5
Disposal	(500)
Reclassification	67
Net unrealized fair value increase recognized in other comprehensive income	18
Accrued interest	32
Foreign currency translation adjustments	9

Balance at June 30, 2020	3,601

Balance at June 30, 2020, in US$	510

Assets measured at fair value on a
non-recurring
basis
The Company measures
non-financial
assets such as certain equity investments on a nonrecurring basis when impairment charges are recognized due to declining financial performances and changes in business circumstances of these investees. The Company’s non-financial
long-lived assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis.
The Company uses a combination of valuation methodologies, including market and income approaches based on the Company’s best estimate to determine the fair value of these non-financial
assets. Inputs used in these methodologies primarily included future cash flows, discount rate and expected volatility. The fair values of the Company’s equity method investments in publicly listed companies are measured using quoted market prices.
For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured
to fair value (Note 4). The
non-recurring
fair value measurements to the carrying amount of an investment usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Company. These non-recurring
fair value measurements were measured as of the observable transaction dates. The valuation methodologies involved require management to use the observable transaction price at the transaction date and other unobservable inputs (level 3) such as volatility of comparable companies and probability of exit events as it relates to liquidation and redemption preferences.

The following table summarizes our assets held as of December 31, 2019 and June 30, 2020 for which a non-recurring
fair value measurement was recorded during the year ended December 31, 2019 and period ended June 30, 2020:

	Total fair value		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value adjustment		Impairment
	RMB	US$	RMB	RMB	RMB	RMB	US$	RMB	US$
	(In millions)
Fair value measurements on a non-recurring basis
For the year ended December 31, 2019
Long-term investments	22,778	—	14,105	358	8,315	(230)	—	(9,989)	—
Intangible assets	76	—	—	—	76	—	—	(406)	—
For the six months ended June 30, 2020 (unaudited)
Long-term investments (i)	10,120	1,432	—	—	10,120	1,302	184	(2,460)	(348)
Intangible assets	62	9	—	—	62	—	—	(335)	(47)

(i)
The Company recognized impairment charges of long-term investments during the three months ended March 31, 2020 and June 30, 2020, due to the outbreak of COVID-19 resulting declined financial performances and changes in business circumstances of theses investees.